13. Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property And Equipment Tables
Schedule of property and equipment
Cost or valuation	Plant and machinery	Industrial and commercial equipment	Office and office-related equipment	Total
Balance at January 1, 2015	$234,350	$989	$11,997	$247,336
Additions	5,271	–	5,289	10,560
Disposals	(134,448)	–	–	(134,448)
Revaluations	(15,307)	(91)	(511)	(15,909)
Balance at December 31, 2015	$89,866	$898	$16,775	$107,539
Additions	–	–	1,480	1,480
Disposals	–	–	–	–
Revaluations	(120)	(22)	(211)	(353)
Balance at December 31, 2016	$89,746	$876	$18,044	$108,666
Additions	289	–	2,104	2,393
Disposals	(1,207)	–	(2,104)	(3,311)
Revaluations	457	150	831	1,438
Balance at December 31, 2017	$89,285	$1,026	$18,875	$109,186

Schedule of accumulated depreciation
Accumulated depreciation	Plant and machinery	Industrial and commercial equipment	Office and office-related equipment	Total
Balance at January 1, 2015	$85,179	$108	$5,105	$90,392
Depreciation charge for the year	469	–	3,114	3,583
Balance at December 31, 2015	$85,648	$108	$8,219	$93,975
Depreciation charge for the year	495	–	3,149	3,644
Balance at December 31, 2016	$86,143	$108	$11,368	$97,619
Depreciation charge for the year	855	–	3,098	3,953
Balance at December 31, 2017	$86,998	$108	$14,466	$101,572

Property and equipment, net at December 31, 2015	$4,218	$790	$8,556	$13,564

Property and equipment, net at December 31, 2016	$3,603	$768	$6,676	$11,047

Property and equipment, net at December 31, 2017	$2,287	$918	$4,409	$7,614